Segment And Geographic Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Segment and Geographic Information
Operating segments are defined as components of an enterprise that engage in business activity from which revenues are earned and expenses incurred for which discrete financial information is available that is evaluated regularly by our chief operating decision maker in deciding how to allocate resources and in assessing performance.
Change in Reportable Segments
As a result of a change in how management views and operates our business, during the first quarter of 2016, we made changes in the composition of our operating segments. Financial information related to our Corporate Finance business is now presented as a separate reportable segment. Previously, all such activity was included in Corporate and Other. Additionally, only the activity of our ongoing bulk acquisitions of mortgage loans and other originations and refinancing is now presented in Mortgage Finance operations. The activity related to the management of our legacy mortgage portfolio is now included in Corporate and Other. Our other operating segments, Automotive Finance operations and Insurance operations, remained unchanged. We continue to allocate costs to our reportable segments in a manner consistent with the methodology updated during the fourth quarter of 2015. Amounts for 2014 and 2013 have been adjusted to conform to the current management view.
We report our results of operations on a line-of-business basis through four operating segments: Automotive Finance operations, Insurance operations, Mortgage Finance operations, and Corporate Finance operations, with the remaining activity reported in Corporate and Other. The operating segments are determined based on the products and services offered, and reflect the manner in which financial information is currently evaluated by management. The following is a description of each of our reportable operating segments.
Automotive Finance operations — Provides automotive financing services to consumers and automotive dealers. Our automotive financing services include providing retail installment sales financing, loans, and leases; offering term loans to dealers, financing dealer floorplans and other lines of credit to dealers; fleet financing, and vehicle remarketing services.
Insurance operations — Offers both consumer financial and insurance products sold primarily through the automotive dealer channel, and commercial insurance products sold to dealers. As part of our focus on offering dealers a broad range of consumer financial and insurance products, we provide vehicle service contracts, maintenance coverage, and guaranteed asset protection products. We also underwrite selected commercial insurance coverages, which primarily insure dealers' vehicle inventories.
Mortgage Finance operations — Includes the management of a held-for-investment consumer mortgage finance loan portfolio and includes the execution of bulk purchases of high-quality jumbo and LMI mortgage loans originated by third parties.
Corporate Finance operations — Provides senior secured leveraged cash flow and asset-based loans primarily to U.S.-based middle market companies. The loans are used to support leveraged buyouts, mergers and acquisitions, debt refinancing, restructurings, and working capital.
Corporate and Other primarily consists of activity related to centralized corporate treasury activities such as management of the cash and corporate investment securities and loan portfolios, short- and long-term debt, retail and brokered deposit liabilities, derivative instruments, the amortization of the discount associated with new debt issuances and bond exchanges, and the residual impacts of our corporate funds-transfer pricing (FTP) and treasury asset liability management (ALM) activities. Corporate and Other also includes certain equity investments, the management of our legacy mortgage portfolio, and reclassifications and eliminations between the reportable operating segments.
We utilize an FTP methodology for the majority of our business operations. The FTP methodology assigns charge rates and credit rates to classes of assets and liabilities based on expected duration and the benchmark rate curve plus an assumed credit spread. Matching duration allocates interest income and interest expense to these reportable segments so their respective results are insulated from interest rate risk. This methodology is consistent with our ALM practices, which includes managing interest rate risk centrally at a corporate level. The net residual impact of the FTP methodology is included within the results of Corporate and Other.
The information presented in our reportable operating segments and geographic areas tables that follow are based in part on internal allocations, which involve management judgment.
Change in Allocation of Costs to Reportable Segments
During the fourth quarter of 2015, we began to allocate additional overhead expenses related to centralized support functions to our Automotive Finance, Insurance, and Mortgage operations as a result of a change in management's view of our operations. These expenses were previously included within our Corporate and Other activities. Amounts for 2014 and 2013 have been reclassified to conform to the current management view.
Financial information for our reportable operating segments is summarized as follows.

Year ended December 31, ($ in millions)	Automotive Finance operations	Insurance operations	Mortgage Finance operations	Corporate Finance operations	Corporate and Other	Consolidated (a)
2015
Net financing revenue	$3,429	$57	$57	$89	$87	$3,719
Other revenue (loss)	235	1,033	—	25	(151)	1,142
Total net revenue (loss)	3,664	1,090	57	114	(64)	4,861
Provision for loan losses	696	—	7	9	(5)	707
Total noninterest expense	1,633	879	39	55	155	2,761
Income (loss) from continuing operations before income tax expense	$1,335	$211	$11	$50	$(214)	$1,393
Total assets	$115,636	$7,053	$6,461	$2,677	$26,754	$158,581
2014
Net financing revenue (loss)	$3,321	$56	$36	$59	$(97)	$3,375
Other revenue (loss)	264	1,129	—	32	(149)	1,276
Total net revenue (loss)	3,585	1,185	36	91	(246)	4,651
Provision for loan losses	542	—	3	(16)	(72)	457
Total noninterest expense	1,614	988	21	43	282	2,948
Income (loss) from continuing operations before income tax expense	$1,429	$197	$12	$64	$(456)	$1,246
Total assets	$113,188	$7,190	$3,542	$1,870	$25,841	$151,631
2013
Net financing revenue (loss)	$3,159	$57	$38	$44	$(519)	$2,779
Other revenue (loss)	268	1,196	(1)	33	(12)	1,484
Total net revenue (loss)	3,427	1,253	37	77	(531)	4,263
Provision for loan losses	494	—	(11)	(6)	24	501
Total noninterest expense	1,755	999	30	39	582	3,405
Income (loss) from continuing operations before income tax expense	$1,178	$254	$18	$44	$(1,137)	$357
Total assets	$109,312	$7,124	$3,294	$1,633	$29,545	$150,908

(a)	Net financing revenue after the provision for loan losses totaled $3.0 billion, $2.9 billion, and $2.3 billion for the years ended December 31, 2015, 2014, and 2013, respectively.
Information concerning principal geographic areas were as follows.

Year ended December 31, ($ in millions)	Revenue (a)	Income (loss) from continuing operations before income tax expense (b)	Net income (loss) (b) (c)	Identifiable assets (d)	Long-lived assets (e)
2015
Canada	$98	$47	$35	$514	$—
Europe	1	4	27	325	—
Latin America	—	—	(2)	28	—
Asia-Pacific	—	—	452	2	—
Total foreign (f)	99	51	512	869	—
Total domestic (g)	4,762	1,342	777	157,685	16,506
Total	$4,861	$1,393	$1,289	$158,554	$16,506
2014
Canada	$124	$54	$68	$590	$—
Europe	2	—	4	1,636	—
Latin America	—	—	(8)	29	—
Asia-Pacific	—	—	122	636	—
Total foreign (f)	126	54	186	2,891	—
Total domestic (g)	4,525	1,192	964	148,713	19,735
Total	$4,651	$1,246	$1,150	$151,604	$19,735
2013
Canada	$171	$64	$1,266	$704	$—
Europe (h)	(8)	(18)	(88)	1,972	—
Latin America	—	7	300	29	—
Asia-Pacific	1	(2)	117	520	—
Total foreign	164	51	1,595	3,225	—
Total domestic (g)	4,099	306	(1,234)	147,656	17,916
Total	$4,263	$357	$361	$150,881	$17,916

(a)	Revenue consists of net financing revenue and total other revenue as presented in our Consolidated Statement of Income.

(b)	The domestic amounts include original discount amortization of $62 million, $189 million, and $262 million for the years ended December 31, 2015, 2014, and 2013, respectively.

(c)	Gain (loss) realized on sale of discontinued operations are allocated to the geographic area in which the business operated.

(d)	Identifiable assets consist of total assets excluding goodwill.

(e)	Long-lived assets consist of investment in operating leases, net, and net property and equipment.

(f)	Our foreign operations as of December 31, 2015, and December 31, 2014, consist of our ongoing Insurance operations in Canada, and our remaining international entities in wind-down.

(g)	Amounts include eliminations between our domestic and foreign operations.

(h)	Amounts include eliminations between our foreign operations.